Related Party Transactions	3 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS	NOTE 5 – RELATED PARTY TRANSACTIONS The Company has Accounts Payables from related parties in the aggregate amount of $1,419 for working capital purposes.